Gains or losses on financial assets and liabilities - Financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial assets at fair value through profit or loss	€ 138,446	€ 168,148	€ 175,210
Financial assets designated at fair value through profit or loss	15,957	48,717	62,069
Loans and advances
Financial instruments
Financial assets at fair value through profit or loss	34,812	46,589	59,624
Financial assets designated at fair value through profit or loss	13,441	45,738	58,883
Central banks
Financial instruments
Financial assets at fair value through profit or loss	3,608	9,481	6,473
Financial assets designated at fair value through profit or loss	0	9,481	6,473
Credit institutions
Financial instruments
Financial assets at fair value through profit or loss	13,549	12,139	21,649
Financial assets designated at fair value through profit or loss	3,152	12,136	21,649
Customers
Financial instruments
Financial assets at fair value through profit or loss	17,655	24,969	31,502
Financial assets designated at fair value through profit or loss	10,289	24,121	30,761
Loans and advances - credit institutions and customers
Financial instruments
Reverse repurchase agreements	26,060
Mortgage backed assets	1,299
Debt instruments
Financial instruments
Financial assets at fair value through profit or loss	30,223	41,573	36,402
Financial assets designated at fair value through profit or loss	2,516	2,979	3,186
Spanish and foreign government securities
Financial instruments
Financial assets designated at fair value through profit or loss	24,117
Equity instruments
Financial instruments
Financial assets at fair value through profit or loss	19,119	12,849	15,787
Derivatives
Financial instruments
Financial assets at fair value through profit or loss	€ 54,292	€ 67,137	€ 63,397